Condensed Interim Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Condensed Interim Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Dividend per share	$ 1.00	$ 1.00
Shares held by Silicom Inc.	14,971	14,971
Exercise of options	$ 856	$ 1,353
Maximum [Member]
Exercise of options	$ 1